Derivatives - Credit-related Contingent Features and Collateral (Details) $ in Millions	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Additional collateral required to be posted upon downgrade, one incremental notch	$ 1,011
Additional collateral required to be posted upon downgrade, second incremental notch	1,948
Credit derivatives
Derivative [Line Items]
Derivative liability subject to unilateral termination upon downgrade, one incremental notch	879
Derivative liability subject to unilateral termination upon downgrade, second incremental notch	2,792
Collateral posted subject to unilateral termination upon downgrade, one incremental notch	501
Collateral posted subject to unilateral termination upon downgrade, second incremental notch	2,269
Bank of America, N.A.
Derivative [Line Items]
Additional collateral required to be posted upon downgrade, one incremental notch	762
Additional collateral required to be posted upon downgrade, second incremental notch	$ 1,474